Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of disaggregated revenue

	Year Ended December 31,
	2018	2019	2020

	(In thousands)
Advertising and marketing revenues	$1,499,180	$1,530,211	$1,486,155
Value-added services revenues	219,338	236,703	203,776
Total revenues	$1,718,518	$1,766,914	$1,689,931